Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000026831 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000026831 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000026831 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026831 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026831 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000026831 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000026831 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000026831 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000026831 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000026831 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000171428 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000171428 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171428 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000171428 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171428 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000171428 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000171428 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000171428 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000171428 | AssetCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000171428 | AssetFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000171428 | AssetAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171428 | AssetOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171428 | AssetOther Notes
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206723 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000206723 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000206723 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000206723 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000206723 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000206723 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000206723 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000206723 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206723 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000206723 | AssetCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000206723 | AssetFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000206723 | AssetAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000206723 | AssetOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000206723 | AssetOther Notes
Holdings [Line Items]
Percent of Net Asset Value	14.90%